FAIR VALUE MEASUREMENT - Fair value hierarchy for assets and liabilities (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Fair value hierarchy for assets and liabilities measured at fair value on recurring basis
Short-term investments (Note 3)	¥ 745,608,877	¥ 310,439,321
Level 2
Fair value hierarchy for assets and liabilities measured at fair value on recurring basis
Short-term investments (Note 3)	¥ 745,608,877	¥ 310,439,321